Derivative financial instruments (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 5,580	£ 817	£ 2,312
Derivative financial instruments, liabilities	(4,767)	(5,734)	(7,564)
Derivative financial instruments, non-current assets	4,434	499	536
Derivative financial instruments, non-current liabilities	(3,908)	(5,472)	(7,390)
Derivative financial instruments, current assets	1,146	318	1,776
Derivative financial instruments, current liabilities	(859)	(262)	(174)
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	5,580	809
Derivative financial instruments, non-current assets		499
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets			81
Forward foreign exchange contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		8	1,145
Derivative financial instruments, non-current assets	4,434		536
Foreign currency options | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets			1,086
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(3,045)	(5,121)	(7,121)
Derivative financial instruments, non-current liabilities	(3,045)	(5,121)	(7,121)
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(194)	(527)	(443)
Derivative financial instruments, non-current liabilities	(96)	(351)	£ (269)
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(76)	(28)
Forward foreign exchange contracts | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(1,452)	£ (58)
Derivative financial instruments, non-current liabilities	£ (767)